Acquisition of the Mineral Sands Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquisition of the Mineral Sands Business
4.	Acquisition of the Mineral Sands Business

On September 25, 2011, Tronox Incorporated entered into the Transaction Agreement with Exxaro to acquire 74% of its South African mineral sands operations, including its Namakwa and KZN Sands mines, separation facilities and slag furnaces, along with its 50% share of the Tiwest Joint Venture. On June 15, 2012, the existing business of Tronox Incorporated was combined with the mineral sands business under Tronox Limited. The Transaction was completed in two principal steps. First, Tronox Incorporated became a subsidiary of Tronox Limited, with Tronox Incorporated shareholders receiving one Class A Share and $12.50 in cash (“Merger Consideration”) for each share of Tronox Incorporated common stock. Second, Tronox Limited issued 9,950,856 Class B Shares to Exxaro and one of its subsidiaries in consideration for the mineral sands business.

Mineral Sands Business Results of Operations

The following table includes net sales and income from operations on a segment basis attributable to the acquired mineral sands business for the three and six months ended June 30, 2013.

	Mineral Sands	Pigment	Eliminations	Total
Three Months Ended June 30, 2013:
Net Sales	$255	$—	$(89)	$166
Income (Loss) from Operations	$50	$(16)	$4	$38
Six Months Ended June 30, 2013:
Net Sales	$496	$—	$(196)	$300
Income (Loss) from Operations	$124	$(33)	$(14)	$77

Supplemental Pro Forma Financial Information

The following unaudited pro forma information gives effect to the Transaction as if it had occurred on the first day of the first quarter of fiscal 2012. The unaudited pro forma financial information reflects certain adjustments related to the acquisition, such as (1) converting the mineral sands business financial statements to U.S. GAAP, (2) conforming the mineral sands business accounting policies to those applied by Tronox Incorporated, (3) to record certain incremental expenses resulting from purchase accounting adjustments, such as incremental depreciation expense in connection with fair value adjustments to property, plant and equipment, (4) to eliminate intercompany transactions between Tronox Incorporated and the mineral sands business, (5) to record the effect on interest expense related to borrowings in connection with the Transaction and (6) to record the related tax effects. The unaudited pro forma financial information is for illustrative purposes only and should not be relied upon as being indicative of the historical results that would have been obtained if the Transaction had actually occurred on that date, nor the results of operations in the future.

In accordance with ASC 805, the supplemental pro forma results of operations for the three and six months ended June 30, 2012:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
Net Sales	$588	$1,150
Income from Operations	$196	$395
Net Income	$173	$326
Net Income attributable to Tronox Limited Shareholders	$156	$294
Basic earnings per share attributable to Tronox Limited Shareholders	$2.05	$4.07
Diluted earnings per share attributable to Tronox Limited Shareholders	$1.98	$3.92

5. Acquisition of the Mineral Sands Business

On September 25, 2011, Tronox Incorporated entered into the Transaction Agreement with Exxaro to acquire the mineral sands business. On June 15, 2012, the existing business of Tronox Incorporated was combined with the mineral sands business under Tronox Limited. The Transaction was completed in two principal steps. First, Tronox Incorporated became a subsidiary of Tronox Limited, with Tronox Incorporated shareholders receiving one Class A Share and $12.50 in cash (“Merger Consideration”) for each share of Tronox Incorporated common stock. Second, Tronox Limited issued 9,950,856 Class B Shares to Exxaro and one of its subsidiaries in consideration for the mineral sands business. Exxaro retained an approximate 26% ownership interest in the South African operations that are part of the mineral sands business in order to comply with the BEE legislation of South Africa. The ownership interest in the South African operations may be exchanged for Class B Shares under certain circumstances.

Prior to the Transaction Date, Tronox Incorporated and Exxaro Australia Sands Pty Ltd., a subsidiary of Exxaro, operated the Tiwest Joint Venture, which included a chloride process TiO2 plant located in Kwinana, Western Australia, a mining operation in Cooljarloo, Western Australia, and a mineral separation plant and a synthetic rutile processing facility, both in Chandala, Western Australia. As part of the Transaction, the Company acquired Exxaro Australia Sands Pty Ltd. and therefore Exxaro’s 50% interest in the Tiwest Joint Venture. As a result, as of the Transaction Date, Tronox Limited owns 100% of the operations formerly operated by the Tiwest Joint Venture.

Purchase price and fair value of assets acquired and liabilities assumed

The Company accounted for the Transaction under ASC 805, which requires recording assets and liabilities at fair value. Under the acquisition method of accounting, each tangible and separately identifiable intangible asset acquired and liabilities assumed were recorded based on their preliminary estimated fair values on the Transaction Date. Because the total consideration transferred was less than the fair value of the net assets acquired, the excess of the value of the net assets acquired over the fair value of consideration received was recorded as an initial bargain purchase gain of approximately $1,061 million during the second quarter of 2012. The initial valuations were derived from estimated fair value assessments and assumptions used by management, and were preliminary. Subsequent to the Transaction, the Company has made adjustments to its initial valuation, which reduced the gain on bargain purchase to $1,055 million. Further adjustments may result before the end of the measurement period, which ends in June 2013. The bargain purchase gain is not taxable for income tax purposes. See Note 17 for a discussion of the tax impact of the transaction.

	Valuation	Net Adjustments to Fair Value	As Adjusted
Consideration:
Number of Class B Shares(1)	9,950,856	—	9,950,856
Fair value of Class B Shares on the Transaction Date	$137.70	—	137.70

Fair value of equity issued(2)	$1,370	—	1,370
Cash paid	—	1	1
Noncontrolling interest(3)	291	(58)	233

	$1,661	$(57)	$1,604

	Valuation	Net Adjustments to Fair Value	As Adjusted
Fair Value of Assets Acquired and Liabilities Assumed:
Current Assets:
Cash	$115	$—	$115
Accounts receivable	199	(3)	196
Inventories	622	(69)	553
Prepaid and other assets	32	(12)	20

Total Current Assets	968	(84)	884
Property, plant and equipment, net(4)	1,012	(132)	880
Mineral leaseholds, net(5)	1,299	158	1,457
Intangibles, net(4)	—	12	12
Deferred tax asset	26	4	30
Other long-term assets	19	—	19

Total Assets	$3,324	$(42)	$3,282

Current Liabilities:
Accounts payable	93	17	110
Accrued liabilities	25	—	25
Unfavorable contracts(6)	83	2	85
Short-term debt	76	(1)	75
Current deferred tax liability	28	(14)	14
Income taxes payable	2	—	2

Total Current Liabilities	307	4	311
Long-term debt	19	—	19
Deferred tax liability	212	(3)	209
Asset retirement obligations	57	—	57
Other	7	20	27

Total Liabilities	602	21	623

Net Assets	$2,722	$(63)	$2,659

Gain on Bargain Purchase(7)	$1,061	$(6)	$1,055

(1)	The number of Class B Shares issued in connection with the Transaction has not been restated to affect for the 5-for-1 share split as discussed in Note 15.
(2)

The fair value of the Class B shares issued was determined based the closing market price of Tronox Incorporated’s common shares on June 14, 2012, less a 15% discount for marketability due to a restriction that the shares cannot be sold for a period of at least three years following the Transaction Date.

(3)	The fair value of the noncontrolling interest is based upon a structured arrangement with Tronox Limited, which allows the ownership interest to be exchanged for approximately 1.45 million additional Class B shares until the earlier of the 10 year anniversary of the Transaction Date or the date when the South African Department of Mineral Resources determines that ownership is no longer required under the BEE legislation.
(4)	The fair value of property, plant and equipment and internal use software was determined using the cost approach, which estimates the replacement cost of each asset using current prices and labor costs, less estimates for physical, functional and technological obsolescence.
(5)	The fair value of mineral rights was determined using the Discounted Cash Flow (“DCF” ) method, which was based upon the present value of the estimated future cash flows for the expected life of the asset taking into account the relative risk of achieving those cash flows and the time value of money. Discount rates of 17% for South Africa and 15.5% for Australia were used taking into account the risks associated with such assets, as well as the economic and political environment where each asset is located.
(6)	The fair value of unfavorable contracts was determined by multiplying the committed tonnage in each contract by the difference between the committed price in the contract versus the estimated market price over the term of the contract.
(7)	In accordance with ASC 805-10-25-14, the measurement period for the Transaction ends in June 2013.

Mineral Sands Business Results of Operations

The following table includes net sales and income from operations on a segment basis attributable to the acquired mineral sands business since June 15, 2012. The results of the acquired mineral sands business are included in both the mineral sands segment and the pigment segment.

	Mineral	Pigment	Eliminations	Total
Net Sales	$489	$64	$(29)	$524
Income from Operations	$8	$(36)	$(2)	$(30)

Supplemental Pro forma financial information

The following unaudited pro forma information gives effect to the Transaction as if it had occurred on the first day of the first quarter of fiscal 2011 (January 1, 2011). The unaudited pro forma financial information reflects certain adjustments related to the acquisition, such as (1) converting the mineral sands business financial statements to U.S. GAAP, (2) conforming the mineral sands business accounting policies to those applied by Tronox Incorporated, (3) to record certain incremental expenses resulting from purchase accounting adjustments, such as incremental depreciation expense in connection with fair value adjustments to property, plant and equipment, (4) to eliminate intercompany transactions between Tronox Incorporated and the mineral sands business, (5) to record the effect on interest expense related to borrowings in connection with the transaction and (6) to record the related tax effects. The unaudited pro forma financial information also includes adjustments for certain non-recurring items as of the first day of the first quarter of fiscal 2011 (January 1, 2011) such as (1) the impact of transaction costs of approximately $95 million, (2) the impact of the adjusted bargain purchase gain of $1,055 million and (3) the impact of reorganization income arising from Tronox Incorporated’s emergence from bankruptcy in the one month ended January 31, 2011 of approximately $613 million. The unaudited pro forma financial information is for illustrative purposes only and should not be relied upon as being indicative of the historical results that would have been obtained if the Transaction had actually occurred on that date, nor the results of operations in the future.

In accordance with ASC 805, the supplemental pro forma results of operations for the years ended December 31, 2012 and 2011, as if the mineral sands business had been acquired on January 1, 2011, are as follows:

	Years Ended December 31,
	2012	2011
Net Sales	$2,120	$2,302
Income from Operations	$296	$407
Net Income	$239	$2,105
Net Income attributable to Tronox Limited Shareholders	$207	$2,051
Basic earnings per share attributable to Tronox Limited Shareholders	$1.70	$16.29
Diluted earnings per share attributable to Tronox Limited Shareholders	$1.67	$15.91